Marketable Securities and Warrants - Schedule of Fair Value of Marketable Securities and Warrants (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Current and long-term lease liabilities.
Marketable securities at fair value	$ 2,661	$ 348
Warrants at fair value	305
Marketable Securities and Warrants	$ 2,966	$ 348